Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Net loss	$ 68,752	$ 18,805
Weighted-average shares used in computing net loss per ordinary share, basic	90,330,053	75,452,040
Weighted-average shares used in computing net loss per ordinary share, diluted	90,330,053	75,452,040
Net loss per ordinary share, basic	$ 0.76	$ 0.25
Net loss per ordinary share, diluted	$ 0.76	$ 0.25